UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09687

AB CORE OPPORTUNITIES FUND, INC.

(Exact name of registrant as specified in charter)

66 Hudson Boulevard East

New York, New York 10005

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

AllianceBernstein L.P.

66 Hudson Boulevard East

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2026

Date of reporting period: May 31, 2026

ITEM 1. REPORTS TO STOCKHOLDERS.

Advisor Class: ADGYX

May 31, 2026

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Fund Information

AB Core Opportunities Fund

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Core Opportunities Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ADGYX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$45	0.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$182,766,300
# of Portfolio Holdings	52
Portfolio Turnover Rate	23%
Total Advisory Fees Paid (Net)	$497,811

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$15,652,230	8.6%
Microsoft Corp.	$11,265,906	6.2%
Apple, Inc.	$11,170,500	6.1%
Alphabet, Inc. - Class C	$10,534,394	5.8%
Amazon.com, Inc.	$10,379,856	5.7%
Broadcom, Inc.	$8,332,261	4.5%
Meta Platforms, Inc. - Class A	$6,531,931	3.6%
Visa, Inc. - Class A	$5,367,969	2.9%
JPMorgan Chase & Co.	$4,668,338	2.5%
Lam Research Corp.	$3,972,477	2.2%
Total	$87,875,862	48.1%

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	36.4%
Communication Services	12.5%
Industrials	11.5%
Financials	11.1%
Health Care	9.9%
Consumer Discretionary	9.2%
Energy	2.9%
Consumer Staples	2.4%
Utilities	2.2%
Materials	1.1%
Others	0.9%
Short-Term Investments	0.5%
Other assets less liabilities	-0.6%
Total	100.0%

Advisor Class: ADGYX

1

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ADGYX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

CO-ADV-0154-0526

Advisor Class: ADGYX

2

Class A: ADGAX

May 31, 2026

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Fund Information

AB Core Opportunities Fund

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Core Opportunities Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ADGAX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	1.13%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$182,766,300
# of Portfolio Holdings	52
Portfolio Turnover Rate	23%
Total Advisory Fees Paid (Net)	$497,811

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$15,652,230	8.6%
Microsoft Corp.	$11,265,906	6.2%
Apple, Inc.	$11,170,500	6.1%
Alphabet, Inc. - Class C	$10,534,394	5.8%
Amazon.com, Inc.	$10,379,856	5.7%
Broadcom, Inc.	$8,332,261	4.5%
Meta Platforms, Inc. - Class A	$6,531,931	3.6%
Visa, Inc. - Class A	$5,367,969	2.9%
JPMorgan Chase & Co.	$4,668,338	2.5%
Lam Research Corp.	$3,972,477	2.2%
Total	$87,875,862	48.1%

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	36.4%
Communication Services	12.5%
Industrials	11.5%
Financials	11.1%
Health Care	9.9%
Consumer Discretionary	9.2%
Energy	2.9%
Consumer Staples	2.4%
Utilities	2.2%
Materials	1.1%
Others	0.9%
Short-Term Investments	0.5%
Other assets less liabilities	-0.6%
Total	100.0%

Class A: ADGAX

1

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ADGAX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

CO-A-0154-0526

Class A: ADGAX

2

Class C: ADGCX

May 31, 2026

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Fund Information

AB Core Opportunities Fund

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Core Opportunities Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ADGCX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$96	1.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$182,766,300
# of Portfolio Holdings	52
Portfolio Turnover Rate	23%
Total Advisory Fees Paid (Net)	$497,811

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$15,652,230	8.6%
Microsoft Corp.	$11,265,906	6.2%
Apple, Inc.	$11,170,500	6.1%
Alphabet, Inc. - Class C	$10,534,394	5.8%
Amazon.com, Inc.	$10,379,856	5.7%
Broadcom, Inc.	$8,332,261	4.5%
Meta Platforms, Inc. - Class A	$6,531,931	3.6%
Visa, Inc. - Class A	$5,367,969	2.9%
JPMorgan Chase & Co.	$4,668,338	2.5%
Lam Research Corp.	$3,972,477	2.2%
Total	$87,875,862	48.1%

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	36.4%
Communication Services	12.5%
Industrials	11.5%
Financials	11.1%
Health Care	9.9%
Consumer Discretionary	9.2%
Energy	2.9%
Consumer Staples	2.4%
Utilities	2.2%
Materials	1.1%
Others	0.9%
Short-Term Investments	0.5%
Other assets less liabilities	-0.6%
Total	100.0%

Class C: ADGCX

1

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ADGCX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

CO-C-0154-0526

Class C: ADGCX

2

Class I: ADGIX

May 31, 2026

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Fund Information

AB Core Opportunities Fund

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Core Opportunities Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ADGIX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$42	0.82%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$182,766,300
# of Portfolio Holdings	52
Portfolio Turnover Rate	23%
Total Advisory Fees Paid (Net)	$497,811

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$15,652,230	8.6%
Microsoft Corp.	$11,265,906	6.2%
Apple, Inc.	$11,170,500	6.1%
Alphabet, Inc. - Class C	$10,534,394	5.8%
Amazon.com, Inc.	$10,379,856	5.7%
Broadcom, Inc.	$8,332,261	4.5%
Meta Platforms, Inc. - Class A	$6,531,931	3.6%
Visa, Inc. - Class A	$5,367,969	2.9%
JPMorgan Chase & Co.	$4,668,338	2.5%
Lam Research Corp.	$3,972,477	2.2%
Total	$87,875,862	48.1%

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	36.4%
Communication Services	12.5%
Industrials	11.5%
Financials	11.1%
Health Care	9.9%
Consumer Discretionary	9.2%
Energy	2.9%
Consumer Staples	2.4%
Utilities	2.2%
Materials	1.1%
Others	0.9%
Short-Term Investments	0.5%
Other assets less liabilities	-0.6%
Total	100.0%

Class I: ADGIX

1

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ADGIX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

CO-I-0154-0526

Class I: ADGIX

2

Class Z: ADGZX

May 31, 2026

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Fund Information

AB Core Opportunities Fund

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Core Opportunities Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ADGZX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$42	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$182,766,300
# of Portfolio Holdings	52
Portfolio Turnover Rate	23%
Total Advisory Fees Paid (Net)	$497,811

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$15,652,230	8.6%
Microsoft Corp.	$11,265,906	6.2%
Apple, Inc.	$11,170,500	6.1%
Alphabet, Inc. - Class C	$10,534,394	5.8%
Amazon.com, Inc.	$10,379,856	5.7%
Broadcom, Inc.	$8,332,261	4.5%
Meta Platforms, Inc. - Class A	$6,531,931	3.6%
Visa, Inc. - Class A	$5,367,969	2.9%
JPMorgan Chase & Co.	$4,668,338	2.5%
Lam Research Corp.	$3,972,477	2.2%
Total	$87,875,862	48.1%

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	36.4%
Communication Services	12.5%
Industrials	11.5%
Financials	11.1%
Health Care	9.9%
Consumer Discretionary	9.2%
Energy	2.9%
Consumer Staples	2.4%
Utilities	2.2%
Materials	1.1%
Others	0.9%
Short-Term Investments	0.5%
Other assets less liabilities	-0.6%
Total	100.0%

Class Z: ADGZX

1

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ADGZX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

CO-Z-0154-0526

Class Z: ADGZX

2

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Financial Statements included under Item 7 of this Form N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

May 31, 2026

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB CORE OPPORTUNITIES FUND

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

May 31, 2026 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 100.1%
Information Technology – 36.4%
Electronic Equipment, Instruments & Components – 1.0%
Amphenol Corp. – Class A	13,052	$1,941,615

Semiconductors & Semiconductor Equipment – 19.2%
Broadcom, Inc.	18,650	8,332,261
Lam Research Corp.	12,485	3,972,477
Micron Technology, Inc.	1,670	1,621,570
NVIDIA Corp.	74,132	15,652,230
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	6,842	2,863,035
Texas Instruments, Inc.	8,589	2,625,486

		35,067,059

Software – 9.0%
Cadence Design Systems, Inc.(a)	7,513	2,816,849
Microsoft Corp.	25,022	11,265,906
Oracle Corp.	10,376	2,342,693

		16,425,448

Technology Hardware, Storage & Peripherals – 7.2%
Apple, Inc.	35,796	11,170,500
Seagate Technology Holdings PLC	2,245	1,975,151

		13,145,651

		66,579,773

Communication Services – 12.5%
Entertainment – 1.8%
Walt Disney Co. (The)	32,887	3,348,883

Interactive Media & Services – 9.4%
Alphabet, Inc. – Class C	27,985	10,534,394
Meta Platforms, Inc. – Class A	10,327	6,531,931

		17,066,325

Wireless Telecommunication Services – 1.3%
T-Mobile US, Inc.	12,708	2,383,131

		22,798,339

Industrials – 11.5%
Aerospace & Defense – 3.0%
Airbus SE (ADR)	47,711	2,484,312
RTX Corp.	17,084	3,069,311

		5,553,623

Electrical Equipment – 2.9%
Eaton Corp. PLC	7,639	3,060,183
GE Vernova, Inc.	2,359	2,284,267

		5,344,450

Ground Transportation – 1.4%
Union Pacific Corp.	9,665	2,538,416

ABFunds.com	AB Core Opportunities Fund 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Machinery – 2.0%
Deere & Co.	3,230	$1,751,242
PACCAR, Inc.	17,217	1,900,240

		3,651,482

Trading Companies & Distributors – 2.2%
United Rentals, Inc.	1,848	1,839,998
WW Grainger, Inc.	1,682	2,075,992

		3,915,990

		21,003,961

Financials – 11.1%
Banks – 4.3%
JPMorgan Chase & Co.	15,597	4,668,338
Wells Fargo & Co.	41,729	3,235,667

		7,904,005

Capital Markets – 3.3%
Charles Schwab Corp. (The)	42,780	3,736,833
S&P Global, Inc.	5,165	2,189,960

		5,926,793

Financial Services – 2.9%
Visa, Inc. – Class A	16,448	5,367,969

Insurance – 0.6%
Marsh & McLennan Cos., Inc.	7,218	1,154,663

		20,353,430

Health Care – 9.9%
Health Care Equipment & Supplies – 0.8%
Stryker Corp.	4,702	1,434,533

Health Care Providers & Services – 3.0%
McKesson Corp.	2,619	1,944,450
UnitedHealth Group, Inc.	9,471	3,601,916

		5,546,366

Life Sciences Tools & Services – 2.6%
IQVIA Holdings, Inc.(a)	10,704	1,950,376
Thermo Fisher Scientific, Inc.	5,479	2,698,462

		4,648,838

Pharmaceuticals – 3.5%
Eli Lilly & Co.	1,651	1,824,355
Johnson & Johnson	12,340	2,780,572
Merck & Co., Inc.	15,417	1,830,307

		6,435,234

		18,064,971

Consumer Discretionary – 9.2%
Broadline Retail – 5.7%
Amazon.com, Inc.(a)	38,353	10,379,856

2 AB Core Opportunities Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Hotels, Restaurants & Leisure – 1.1%
Hilton Worldwide Holdings, Inc.	6,069	$1,988,568

Specialty Retail – 2.4%
AutoZone, Inc.(a)	835	2,450,884
Lowe’s Cos., Inc.	9,442	2,023,987

		4,474,871

		16,843,295

Energy – 2.9%
Oil, Gas & Consumable Fuels – 2.9%
EOG Resources, Inc.	19,256	2,568,365
Exxon Mobil Corp.	19,038	2,765,460

		5,333,825

Consumer Staples – 2.4%
Beverages – 1.3%
Monster Beverage Corp.(a)	27,476	2,420,086

Consumer Staples Distribution & Retail – 1.1%
Walmart, Inc.	17,498	2,025,394

		4,445,480

Utilities – 2.2%
Electric Utilities – 2.2%
Alliant Energy Corp.	31,201	2,234,304
Constellation Energy Corp.	6,140	1,766,785

		4,001,089

Materials – 1.1%
Chemicals – 1.1%
Corteva, Inc.	24,248	1,898,133

Real Estate – 0.9%
Real Estate Management & Development – 0.9%
CBRE Group, Inc. – Class A(a)	12,809	1,601,637

Total Common Stocks (cost $116,343,430)		182,923,933

SHORT-TERM INVESTMENTS – 0.5%
Investment Companies – 0.5%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.46%(b)(c)(d) (cost $875,354)	875,354	875,354

Total Investments – 100.6% (cost $117,218,784)		183,799,287
Other assets less liabilities – (0.6%)		(1,032,987)

Net Assets – 100.0%		$182,766,300

ABFunds.com	AB Core Opportunities Fund 3

PORTFOLIO OF INVESTMENTS (continued)

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day yield as of period end.

(c)	Affiliated investments.

(d)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

Glossary:

ADR – American Depositary Receipt

See notes to financial statements.

4 AB Core Opportunities Fund	ABFunds.com

STATEMENT OF ASSETS & LIABILITIES

May 31, 2026 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $116,343,430)	$182,923,933
Affiliated issuers (cost $875,354)	875,354
Cash	8,475
Unaffiliated dividends receivable	150,413
Foreign withholding tax reclaims	134,901
Receivable for capital stock sold	89,924
Affiliated dividends receivable	781
Receivable due from Adviser	109

Total assets	184,183,890

Liabilities
Payable for capital stock redeemed	1,148,647
Advisory fee payable	86,219
Administrative fee payable	79,464
Distribution fee payable	31,435
Transfer Agent fee payable	5,586
Directors’ fees payable	4,346
Accrued expenses	61,893

Total liabilities	1,417,590

Net Assets	$182,766,300

Composition of Net Assets
Capital stock, at par	$7,260
Additional paid-in capital	109,972,101
Distributable earnings	72,786,939

Net Assets	$182,766,300

Net Asset Value Per Share—27 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$134,265,086	5,438,732	$24.69	(a)

C	$3,644,748	138,563	$26.30

Advisor	$38,705,695	1,457,029	$26.56

I	$6,028,915	220,927	$27.29

Z	$121,856	4,446	$27.41

(a)	The maximum offering price per share for Class A shares was $25.79 which reflects a sales charge of 4.25%.

See notes to financial statements.

ABFunds.com	AB Core Opportunities Fund 5

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2026 (unaudited)

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $10,016)	$915,471
Affiliated issuers	12,785
Interest	10
Securities lending income, net	668	$928,934

Expenses
Advisory fee (see Note B)	498,533
Distribution fee—Class A	163,268
Distribution fee—Class C	18,548
Transfer agency—Class A	56,128
Transfer agency—Class C	1,670
Transfer agency—Advisor Class	17,697
Transfer agency—Class I	565
Transfer agency—Class Z	15
Administrative	63,993
Registration fees	47,083
Custody and accounting	26,382
Audit and tax	26,260
Legal	25,077
Printing	18,997
Directors’ fees	9,139
Miscellaneous	8,941

Total expenses	982,296
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(722)

Net expenses		981,574

Net investment loss		(52,640)

Realized and Unrealized Gain on Investment Transactions
Net realized gain on investment transactions		6,585,688
Net change in unrealized appreciation (depreciation) of investments		2,701,466

Net gain on investment transactions		9,287,154

Net Increase in Net Assets from Operations		$9,234,514

See notes to financial statements.

6 AB Core Opportunities Fund	ABFunds.com

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2026 (unaudited)	Year Ended November 30, 2025
Increase (Decrease) in Net Assets from Operations
Net investment loss	$(52,640)	$(126,725)
Net realized gain on investment transactions	6,585,688	27,017,884
Net change in unrealized appreciation (depreciation) of investments	2,701,466	(3,188,326)

Net increase in net assets from operations	9,234,514	23,702,833
Distributions to Shareholders
Class A	(18,585,319)	(12,474,292)
Class C	(506,079)	(706,293)
Advisor Class	(5,510,743)	(3,670,046)
Class I.	(706,412)	(466,105)
Class Z.	(13,681)	(7,962)
Capital Stock Transactions
Net increase (decrease)	7,224,215	(6,173,325)

Total increase (decrease)	(8,863,505)	204,810
Net Assets
Beginning of period	191,629,805	191,424,995

End of period	$182,766,300	$191,629,805

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

May 31, 2026 (unaudited)

NOTE A

Significant Accounting Policies

AB Core Opportunities Fund, Inc. (the “Fund”) is organized as a Maryland corporation and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company. The Fund offers Class A, Class C, Advisor Class, Class I and Class Z shares. Class B, Class R, Class K and Class T shares have been authorized but currently are not offered. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class, Class I and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. At meetings held on August 5-6, 2025, the Fund’s Board of Directors (the “Board”) approved a reverse share split for Class C shares. The reverse share spilt was effective on October 20, 2025. All nine classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board. Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market,

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NOTES TO FINANCIAL STATEMENTS (continued)

Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed options are generally valued using market-based inputs, such as last traded prices, closing bid and ask prices, or settlement prices, as applicable; over-the-counter (“OTC”) options, including flexible exchange-traded options (“Flex Options”), are typically valued at transaction price on the trade date and thereafter valued using models that consider the terms of the option and/or relevant market inputs, as applicable; open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these

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NOTES TO FINANCIAL STATEMENTS (continued)

foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

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NOTES TO FINANCIAL STATEMENTS (continued)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2026:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$182,923,933		$	– 0	–	$	– 0	–	$182,923,933
Short-Term Investments	875,354			– 0	–		– 0	–	875,354

Total Investments in Securities	183,799,287			– 0	–		– 0	–	183,799,287
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total	$183,799,287		$	– 0	–	$	– 0	–	$183,799,287

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

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NOTES TO FINANCIAL STATEMENTS (continued)

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief

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NOTES TO FINANCIAL STATEMENTS (continued)

operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .55% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion, of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs) on an annual basis to 1.15%, 1.90%, .90%, .90% and .90% of the daily average net assets for the Class A, Class C, Advisor Class, Class I and Class Z shares, respectively (the “Expense Caps”). The Expense Caps will extend through February 28, 2027, and then may be extended by the Adviser for additional one year terms. For the six months ended May 31, 2026, there were no such reimbursement waivers.

On March 26, 2026, Equitable Holdings, Inc. (“Equitable”), the owner of the Adviser, entered into an Agreement and Plan of Merger (“Merger Agreement”), by and among Equitable, Corebridge Financial, Inc. (“Corebridge”) and various Corebridge subsidiaries. Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly-formed company (the “Transaction”). The closing of the Transaction may be deemed an “assignment” of the investment advisory agreement between the Fund and the Adviser. In order to ensure that the existing investment advisory services could continue uninterrupted, at a meeting held on May 5-7, 2026, the Boards of Directors/Trustees (the “Boards”) of the funds managed by the Adviser (the “AB Funds”), including the Fund, approved new investment advisory agreements with the Adviser, in connection with the Transaction. The Boards also agreed to call and hold a joint meeting of shareholders on August 3, 2026, for shareholders of each AB Fund to approve the new investment advisory agreement with the Adviser that would be effective after the closing of the Transaction.

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NOTES TO FINANCIAL STATEMENTS (continued)

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended May 31, 2026, the reimbursement for such services amounted to $63,993.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $23,433 for the six months ended May 31, 2026.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $1,925 from the sale of Class A shares and received $215 and $73 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended May 31, 2026.

During the year ended November 30, 2025, the Adviser reimbursed the Fund $43,029 for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses.

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended May 31, 2026, such waiver amounted to $721.

A summary of the Fund’s transactions in AB mutual funds for the six months ended May 31, 2026 is as follows:

Fund	Market Value 11/30/25 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/26 (000)		Dividend Income (000)
AB Government Money Market Portfolio	$790		$15,813	$15,728	$875		$13
AB Government Money Market Portfolio*	– 0	–	258	258	– 0	–	0	**

Total					$875		$13

*	Investments of cash collateral for securities lending transactions (see Note E).

**	Amount is less than $500.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class, Class I and Class Z shares. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $2,054,588 for Class C shares. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, and the share class is active, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2026 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$42,793,931		$60,411,016
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$68,794,251
Gross unrealized depreciation	(2,213,748)

Net unrealized appreciation	$66,580,503

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NOTES TO FINANCIAL STATEMENTS (continued)

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Fund did not engage in derivatives transactions for the six months ended May 31, 2026.

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the statement of operations. When the Fund earns net securities lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash

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NOTES TO FINANCIAL STATEMENTS (continued)

collateral investment by the Fund in AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

A summary of the Fund’s transactions surrounding securities lending for the six months ended May 31, 2026 is as follows:

										AB Government Money Market Portfolio
Market Value of Securities on Loan*			Cash Collateral*			Market Value of Non-Cash Collateral*			Income from Borrowers	Income Earned	Advisory Fee Waived
$	– 0	–	$	– 0	–	$	– 0	–	$667	$1	$1

*	As of May 31, 2026.

NOTE F

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Six Months Ended May 31, 2026 (unaudited)	Year Ended November 30, 2025	Six Months Ended May 31, 2026 (unaudited)	Year Ended November 30, 2025

Class A
Shares sold	127,753	183,850	$2,959,048	$4,422,668

Shares issued in reinvestment of dividends and distributions	689,260	454,000	16,273,421	10,814,281

Shares converted from Class C	16,583	43,024	387,285	1,044,611

Shares redeemed	(494,772)	(863,473)	(11,553,120)	(20,810,596)

Net increase (decrease)	338,824	(182,599)	$8,066,634	$(4,529,036)

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NOTES TO FINANCIAL STATEMENTS (continued)

	Shares		Amount
	Six Months Ended May 31, 2026 (unaudited)	Year Ended November 30, 2025	Six Months Ended May 31, 2026 (unaudited)	Year Ended November 30, 2025

Class C
Shares sold	9,280	15,674	230,463	430,228

Shares issued in reinvestment of dividends and distributions	17,799	24,901	449,263	633,433

Shares converted to Class A	(15,530)	(39,343)	(387,285)	(1,044,611)

Shares redeemed	(11,960)	(46,115)	(297,814)	(1,159,385)

Net decrease	(411)	(44,883)	$(5,373)	$(1,140,335)

Advisor Class
Shares sold	97,026	298,677	2,406,601	7,502,452

Shares issued in reinvestment of dividends and distributions	194,069	128,372	4,923,538	3,247,794

Shares redeemed	(344,693)	(436,501)	(8,910,985)	(11,239,393)

Net decrease	(53,598)	(9,452)	$(1,580,846)	$(489,147)

Class I
Shares sold	1,267	2,018	$32,926	$52,769

Shares issued in reinvestment of dividends and distributions	27,107	18,003	706,412	466,105

Shares redeemed	(656)	(19,075)	(16,796)	(542,425)

Net increase (decrease)	27,718	946	$722,542	$(23,551)

Class Z
Shares sold	479	519	$12,582	$13,531

Shares issued in reinvestment of dividends and distributions	523	285	13,678	7,419

Shares redeemed	(196)	(444)	(5,002)	(12,206)

Net increase	806	360	$21,258	$8,744

NOTE G

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, changing interest rate levels,

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NOTES TO FINANCIAL STATEMENTS (continued)

the imposition of new or additional tariffs, and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally. It includes the risk that a particular style of investing may be underperforming the market generally.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small- and mid-capitalization companies may have additional risks because these companies may have limited product lines, markets or financial resources.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Focused Portfolio Risk—Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value, or NAV.

Sector Risk—The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology and Communication Services sectors. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Capital Gain Risk—A substantial portion of the Fund’s net asset value is attributable to realized and/or net unrealized capital gains on portfolio securities. If the Fund realizes capital gains in excess of realized capital losses in any fiscal year, it generally expects to make capital gain distributions to shareholders. You may receive distributions that are attributable to appreciation of portfolio securities that happened before you made your investment. Unless you purchase shares through a tax-advantaged account (such as an IRA or 401(k) plan), these distributions will be taxable to you even though they economically represent a return of a portion of your investment. You should consult your tax professional about your investment in the Fund.

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NOTES TO FINANCIAL STATEMENTS (continued)

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H

Joint Credit Facility

A number of open-end mutual funds and ETFs managed by the Adviser, including the Fund, participate in a $325 million credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements. The Facility, which will expire on June 23, 2026, may be renewed for an additional term dependent upon the election of the participating funds and lenders. A commitment fee of 0.15% per annum of the Facility amount is paid by the participating funds. The portion of the commitment fee related to the ETFs is paid by the Adviser pursuant to the ETF’s unitary fee structure. The Fund did not utilize the Facility during the six months ended May 31, 2026.

NOTE I

Distributions to Shareholders

The tax character of distributions to be paid for the year ending November 30, 2026 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended November 30, 2025 and November 30, 2024 were as follows:

	2025	2024
Distributions paid from:
Ordinary income	$3,324,860	$480,868
Net long-term capital gains	13,999,838	7,356,707

Total taxable distributions paid	$17,324,698	$7,837,575

20 AB Core Opportunities Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

As of November 30, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$1,062,117
Undistributed capital gains	24,127,806
Unrealized appreciation (depreciation)	63,684,736	(a)

Total accumulated earnings (deficit)	$88,874,659

(a)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to return of capital distributions received from underlying securities and the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of November 30, 2025, the Fund did not have any capital loss carryforwards.

NOTE J

Subsequent Events

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors approved a fiscal year end change for the Fund from November 30 to June 30, which will be effective for fiscal periods after the reporting period of this report.

Effective June 23, 2026, the revolving credit facility was increased from $325 million to $380 million.

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no other material events that would require disclosure in the Fund’s financial statements through this date.

ABFunds.com	AB Core Opportunities Fund 21

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Six Months Ended May 31, 2026 (unaudited)	Year Ended November 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 27.10	$ 26.19	$ 20.72	$ 20.90	$ 25.85	$ 22.12

Income From Investment Operations

Net investment income (loss)(a)(b)	(.01)	(.03	)(f)	(.02)	.05	.01	(.03)

Net realized and unrealized gain (loss) on investment transactions	1.26	3.31	6.46	1.69	(1.25)	4.69

Net increase (decrease) in net asset value from operations	1.25	3.28	6.44	1.74	(1.24)	4.66

Less: Dividends and Distributions

Dividends from net investment income	– 0	–	(.01)	(.05)	(.01)	– 0	–	(.05)

Distributions from net realized gain on investment transactions	(3.66)	(2.36)	(.92)	(1.91)	(3.71)	(.88)

Total dividends and distributions	(3.66)	(2.37)	(.97)	(1.92)	(3.71)	(.93)

Net asset value, end of period	$ 24.69	$ 27.10	$ 26.19	$ 20.72	$ 20.90	$ 25.85

Total Return

Total investment return based on net asset value(c)(d)	5.21%	13.75	%(f)	32.60%	9.46%	(6.15)%	21.91%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$134,265	$138,227	$138,362	$118,679	$121,610	$144,426

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.13	%(e)	1.11%	1.15%	1.15%	1.13%	1.09%

Expenses, before waiver/reimbursements	1.14	%(e)	1.11%	1.17%	1.20%	1.13%	1.09%

Net investment income (loss)(b)	(.11	)%(e)	(.12	)%(f)	(.08)%	.26%	.05%	(.13)%

Portfolio turnover rate	23%	55%	46%	92%	83%	56%

See footnote summary on pages 25-26.

22 AB Core Opportunities Fund	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class C(g)
	Six Months Ended May 31, 2026 (unaudited)		Year Ended November 30,
			2025		2024	2023	2022	2021

Net asset value, beginning of period	$ 28.74		$ 29.28		$ 23.74	$ 25.02	$ 32.67	$ 28.42

Income From Investment Operations

Net investment loss(a)(b)	(.11)		(.22	)(f)	(.21)	(.11)	(.18)	(.28)

Net realized and unrealized gain (loss) on investment transactions	1.33		3.50		7.24	1.93	(1.45)	5.96

Net increase (decrease) in net asset value from operations	1.22		3.28		7.03	1.82	(1.63)	5.68

Less: Dividends and Distributions

Distributions from net realized gain on investment transactions	(3.66)		(3.82)		(1.49)	(3.10)	(6.02)	(1.43)

Net asset value, end of period	$ 26.30		$ 28.74		$ 29.28	$ 23.74	$ 25.02	$ 32.67

Total Return

Total investment return based on net asset value(c)(d)	4.77%		12.89	%(f)	31.60%	8.70%	(6.87)%	20.97%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,645		$3,994		$5,383	$5,069	$6,383	$9,204

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.89	%(e)	1.86%		1.90%	1.90%	1.88%	1.85%

Expenses, before waiver/reimbursements	1.89	%(e)	1.86%		1.92%	1.95%	1.89%	1.85%

Net investment loss(b)	(.87	)%(e)	(.87	)%(f)	(.82)%	(.49)%	(.71)%	(.87)%

Portfolio turnover rate	23%		55%		46%	92%	83%	56%

See footnote summary on pages 25-26.

ABFunds.com	AB Core Opportunities Fund 23

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Six Months Ended May 31, 2026 (unaudited)	Year Ended November 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 28.86	$ 27.72	$ 21.87	$ 21.94	$ 26.89	$ 22.97

Income From Investment Operations

Net investment income(a)(b)	.02	.03	(f)	.04	.10	.06	.03

Net realized and unrealized gain (loss) on investment transactions	1.34	3.53	6.83	1.79	(1.30)	4.87

Net increase (decrease) in net asset value from operations	1.36	3.56	6.87	1.89	(1.24)	4.90

Less: Dividends and Distributions

Dividends from net investment income	– 0	–	(.06)	(.10)	(.05)	– 0	–	(.10)

Distributions from net realized gain on investment transactions	(3.66)	(2.36)	(.92)	(1.91)	(3.71)	(.88)

Total dividends and distributions	(3.66)	(2.42)	(1.02)	(1.96)	(3.71)	(.98)

Net asset value, end of period	$ 26.56	$ 28.86	$ 27.72	$ 21.87	$ 21.94	$ 26.89

Total Return

Total investment return based on net asset value(c)(d)	5.29%	14.07	%(f)	32.93%	9.73%	(5.88)%	22.19%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$38,706	$43,594	$42,143	$35,013	$38,395	$48,752

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.88	%(e)	.86%	.90%	.90%	.88%	.84%

Expenses, before waiver/reimbursements	.88	%(e)	.86%	.92%	.95%	.88%	.84%

Net investment income(b)	.14	%(e)	.13	%(f)	.17%	.51%	.30%	.12%

Portfolio turnover rate	23%	55%	46%	92%	83%	56%

See footnote summary on pages 25-26.

24 AB Core Opportunities Fund	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class I
Six Months Ended May 31, 2026 (unaudited)	Year Ended November 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 29.54	$ 28.31	$ 22.31	$ 22.34	$ 27.32	$ 23.31

Income From Investment Operations

Net investment income(a)(b)	.03	.04	.05	.11	.07	.04

Net realized and unrealized gain (loss) on investment transactions	1.38	3.62	6.97	1.82	(1.34)	4.95

Net increase (decrease) in net asset value from operations	1.41	3.66	7.02	1.93	(1.27)	4.99

Less: Dividends and Distributions

Dividends from net investment income	– 0	–	(.07)	(.10)	(.05)	– 0	–	(.10)

Distributions from net realized gain on investment transactions	(3.66)	(2.36)	(.92)	(1.91)	(3.71)	(.88)

Total dividends and distributions	(3.66)	(2.43)	(1.02)	(1.96)	(3.71)	(.98)

Net asset value, end of period	$ 27.29	$ 29.54	$ 28.31	$ 22.31	$ 22.34	$ 27.32

Total Return

Total investment return based on net asset value(c)(d)	5.34%	14.11%	32.97%	9.76%	(5.90)%	22.30%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$6,029	$5,707	$5,444	$3,772	$3,318	$4,214

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.82	%(e)	.80%	.88%	.89%	.84%	.80%

Expenses, before waiver/reimbursements	.82	%(e)	.80%	.88%	.89%	.85%	.80%

Net investment income(b)	.21	%(e)	.16%	.18%	.51%	.33%	.17%

Portfolio turnover rate	23%	55%	46%	92%	.83%	56%

See footnote summary on pages 25-26.

ABFunds.com	AB Core Opportunities Fund 25

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class Z
Six Months Ended May 31, 2026 (unaudited)	Year Ended November 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 29.66	$ 28.42	$ 22.39	$ 22.41	$ 27.39	$ 23.37

Income From Investment Operations

Net investment income(a)(b)	.03	.04	.06	.11	.08	.10

Net realized and unrealized gain (loss) on investment transactions	1.38	3.63	6.99	1.84	(1.35)	4.91

Net increase (decrease) in net asset value from operations	1.41	3.67	7.05	1.95	(1.27)	5.01

Less: Dividends and Distributions

Dividends from net investment income	– 0	–	(.07)	(.10)	(.06)	– 0	–	(.11)

Distributions from net realized gain on investment transactions	(3.66)	(2.36)	(.92)	(1.91)	(3.71)	(.88)

Total dividends and distributions	(3.66)	(2.43)	(1.02)	(1.97)	(3.71)	(.99)

Net asset value, end of period	$ 27.41	$ 29.66	$ 28.42	$ 22.39	$ 22.41	$ 27.39

Total Return

Total investment return based on net asset value(c)(d)	5.32%	14.09%	33.01%	9.81%	(5.88)%	22.34%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$122	$108	$93	$201	$145	$146

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.83	%(e)	.81%	.84%	.88%	.82%	.75%

Expenses, before waiver/reimbursements	.83	%(e)	.81%	.85%	.88%	.82%	.75%

Net investment income(b)	.20	%(e)	.16%	.24%	.52%	.36%	.43%

Portfolio turnover rate	23%	55%	46%	92%	83%	56%

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)

Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the six months ended May 31, 2026 and the year ended November 30, 2025 by .02% (annualized) and .09%, respectively.

(e)	Annualized.

26 AB Core Opportunities Fund	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(f)

During the year ended November 30, 2025, the Adviser reimbursed the Fund for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses. The impact of the reimbursement to the financial highlights is as follows:

	Net Investment Income Per Share		Net Investment Income Ratio	Total Return

Class A	$.00	(h)	.03%	.03%

Class C	$.00	(h)	.03%	.03%

Advisor Class	$.00	(h)	.03%	.03%

(g)	Per share amounts have been adjusted to reflect the 1 for 1.6213 reverse share split effective October 20, 2025.

(h)	Amount is less than $.005.

See notes to financial statements.

ABFunds.com	AB Core Opportunities Fund 27

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

As described in more detail in the Proxy Statement for the AB Funds dated June 23, 2026, the Boards of the AB Funds, at a meeting held in-person on May 5-7, 2026, approved new advisory agreements with the Adviser (the “Proposed Agreements”) for the AB Funds, including AB Core Opportunities Fund, Inc. (the “Fund”), in connection with an Agreement and Plan of Merger (the “Merger Agreement”) by and among Equitable Holdings, Inc. (“Equitable”) (the holder of a majority of the partnership interests in the Adviser and the indirect parent of AllianceBernstein Corporation, the general partner of the Adviser), Corebridge Financial, Inc. (“Corebridge”), and various Corebridge subsidiaries, pursuant to which Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly formed company. Because Equitable controls the Adviser, the Merger may result in an “assignment” (within the meaning of section 2(a)(4) of the Investment Company Act) of the current advisory agreements for the AB Funds, including the Fund’s current Advisory Agreement, resulting in the automatic termination of such advisory agreements.

At the same meeting, the AB Boards also considered and approved interim advisory agreements with the Adviser (the “Interim Advisory Agreements”) for the AB Funds, including the Fund, to be effective only in the event that stockholder approval of a Proposed Agreement had not been obtained as of the date of the Merger resulting in an “assignment” of the Adviser’s current advisory agreements and their automatic termination.

A discussion regarding the basis for the Boards’ approvals at the meeting held on May 5-7, 2026, is set forth below.

At a meeting of the Boards held in-person on May 5-7, 2026, the Adviser presented its recommendation that the Boards consider and approve the Proposed Agreements. The Current Agreements provide for automatic termination in the event of an assignment, and the closing of the transaction contemplated by the Merger Agreement may result in an assignment. The Proposed Agreements are being considered to take effect upon the closing, subject to stockholder approval. In connection with their approval of the Proposed Agreements, the Boards considered their conclusions in connection with their most recent approvals of the Current Agreements, in particular in cases where the last approval of a Current Agreement was relatively recent, including the Boards’ general satisfaction with the nature and quality of services being provided and, as applicable, in the case of certain Funds, actions taken or to be taken in an effort to improve investment performance or reduce expense ratios. Also in connection with their approval of the Proposed Agreements, the Boards considered a representation made to them at that time by the Adviser that there were no additional developments not already disclosed to the Boards since their most recent approvals of the Current Agreements that would be a material consideration to the Boards in

28 AB Core Opportunities Fund	ABFunds.com

connection with their consideration of the Proposed Agreements, except for matters disclosed to the Boards by the Adviser. The Directors considered the fact that each Proposed Agreement would have corresponding terms and conditions identical to those of the corresponding Current Agreement with the exception of the effective date and initial term under the Proposed Agreement.

The Directors considered their knowledge of the nature and quality of the services provided by the Adviser to each Fund gained from their experience as directors or trustees of registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the Directors and its responsiveness, frankness and attention to concerns raised by the Directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Funds. The Directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of each Fund.

The Directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the Directors evaluated, among other things, the reasonableness of the management fees of the Funds they oversee. The Directors did not identify any particular information that was all-important or controlling, and different Directors may have attributed different weights to the various factors. The Directors determined that the selection of the Adviser to manage the Funds, and the overall arrangements between the Funds and the Adviser, as provided in the Proposed Agreements, including the management fees, were fair and reasonable in light of the services performed under the Current Agreements and to be performed under the Proposed Agreements, expenses incurred and to be incurred and such other matters as the Directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the Directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The Directors considered the scope and quality of services to be provided by the Adviser under the Proposed Agreements, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Funds. They also considered the information that had been provided to them by the Adviser concerning the anticipated implementation of the Merger Agreement and the Adviser’s representation that it did not anticipate that such implementation would affect the management or structure of the Adviser, have a material adverse effect on the Adviser, or adversely affect the quality of the services provided to the Funds by the Adviser and its affiliates. The Directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the Directors’ consideration. They

ABFunds.com	AB Core Opportunities Fund 29

also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The Directors also considered that certain Proposed Agreements, similar to the corresponding Current Agreements, provide that the Funds will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Funds by employees of the Adviser or its affiliates, and that the Adviser receives similar reimbursements from AMMAF pursuant to a separate Administrative Reimbursement Agreement. Requests for these reimbursements are made on a quarterly basis and subject to approval by the Directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Funds to the Adviser than the fee rate stated in the Proposed Agreements. The Directors noted that the Adviser did not request any reimbursements from certain Funds in the Funds’ latest fiscal year reviewed and that, in the case of the AB ETFs, the Adviser does not expect to request such reimbursements. The Directors noted that the methodology to be used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the Directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Funds’ other service providers, also was considered. The Directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to each Fund under the Proposed Agreement for the Fund.

Costs of Services to be Provided and Profitability

The Directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2024 and 2025, as applicable, that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the Directors. The Directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The Directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with a Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund, as applicable. The Directors recognized that it is difficult to make comparisons of the profitability of the Proposed Agreements with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The Directors focused on the profitability of the Adviser’s relationship with each Fund before taxes and distribution expenses, as applicable. The Directors noted that certain Funds were not profitable to the Adviser in one or more periods reviewed. The Directors concluded that the Adviser’s level of profitability from its relationship with the other Funds was not unreasonable. The Directors were unable to consider historical information about the profitability of certain Funds that had recently commenced operations and for which historical profitability information was not available. The Adviser agreed to provide the Directors with profitability information in connection with future proposed continuances of the Proposed Agreements.

30 AB Core Opportunities Fund	ABFunds.com

Fall-Out Benefits

The Directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the money market fund or other underlying funds advised by the Adviser in which the Funds invests, as applicable, including, but not limited to, as applicable, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients) in the case of certain Funds; 12b-1 fees and sales charges received by the principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the shares of most of the Funds; brokerage commissions paid by certain Funds to brokers affiliated with the Adviser; and transfer agency fees paid by most of the Funds to a wholly owned subsidiary of the Adviser. The Directors recognized that the Adviser’s profitability would be somewhat lower, and that a Fund’s unprofitability to the Adviser would be exacerbated, without these benefits. The Directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the Directors in connection with the Board meeting at which the Proposed Agreements were approved, the Directors receive detailed performance information for the Funds at each regular Board meeting during the year.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ underperformance in certain periods. The Directors also reviewed updated performance information and, in some cases, discussed with the Adviser the reasons for changes in performance or continued underperformance. On the basis of this review, the Directors determined to continue to monitor the performance of certain Funds closely and concluded that the investment performance of each other Fund was acceptable.

Management Fees and Other Expenses

The Directors considered the management fee rate payable by each Fund to the Adviser and information prepared by an independent service provider (the ‘‘15(c) provider’’) concerning management fee rates payable by other funds or exchange-traded funds (“ETFs”), as applicable, in the same category as the Fund or the AB ETFs, as applicable. In the case of the AB ETFs, the Directors noted that the management fee is a unitary fee and that the Adviser pays all expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The Directors recognized that it is difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds or ETFs. The Directors also considered the Adviser’s fee waivers for certain Funds. The Directors compared each Fund’s contractual management fee rate with a peer group median, and

ABFunds.com	AB Core Opportunities Fund 31

where applicable, took into account the impact on the management fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year. In the case of the ACS Funds, the Directors noted that the management fee rate is zero but also were cognizant that the Adviser is indirectly compensated by the wrap fee program sponsors that use the ACS Funds as an investment vehicle for their clients.

The Directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of each Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Funds’ Senior Vice President and noted the differences between a Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other, as applicable. The Directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the Directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The Adviser also informed the Directors that, in the case of certain Funds, there were no institutional accounts managed by the Adviser that utilize investment strategies similar to those of the Funds.

In the case of the AB ETFs, the Directors noted that the unitary fees for those Funds cover additional services provided by third parties and thus are not directly comparable to the Adviser’s institutional fee schedules and the schedules of fees for most other funds advised by the Adviser. The Adviser reviewed with the Directors the significantly greater scope of the services it provides to each Fund relative to institutional, offshore fund and sub-advised fund clients, as applicable. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, each Fund, as applicable, (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows (in the case of open-end Funds) and, in the case of the AB ETFs, demands considerably more managerial and administrative resources due to the potential for frequent creations and redemptions of shares; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Funds, and the different risk profile, the Directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

32 AB Core Opportunities Fund	ABFunds.com

In connection with their review of each Fund’s management fee, the Directors also considered the total expense ratio of the Fund in comparison to the medians for a peer group and a peer universe of funds or ETFs, as applicable, selected by the 15(c) provider. The Directors also considered the Adviser’s expense caps for certain Funds. The Directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to a Fund by others, and in most cases, the Adviser is responsible for paying such services under its unitary fee arrangement with the AB ETFs.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ expense ratios in certain periods. On the basis of this review, the Directors concluded that each Fund’s expense ratio was acceptable.

The Directors did not consider comparative expense information for the ACS Funds because those Funds do not bear ordinary expenses.

Economies of Scale

The Directors noted that the management fee schedules for certain Funds do not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The Directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The Directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Board meeting. The Directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The Directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The Directors observed that in the mutual fund industry as a whole, as well as among funds or ETFs, as applicable, similar to each Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The Directors also noted that the advisory agreements for many funds and ETFs do not have breakpoints at all. The Directors informed the Adviser that they would monitor the asset levels of the Funds without breakpoints and their profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warrant doing so.

The Directors did not consider the extent to which fee levels in the Advisory Agreement for the ACS Funds reflect economies of scale because that Advisory Agreement does not provide for any compensation to be paid to the Adviser by the ACS Funds and the expense ratio of each of those Funds is zero.

ABFunds.com	AB Core Opportunities Fund 33

Interim Advisory Agreements

In approving the Interim Advisory Agreements, the Boards, with the assistance of independent counsel, considered similar factors to those considered in approving the Proposed Agreements. The Interim Advisory Agreements approved by the Boards are identical to the Proposed Agreements, as well as the Current Agreements, in all material respects except for their proposed effective and termination dates and provisions intended to comply with the requirements of the relevant SEC rule, such as provisions requiring escrow of advisory fees. Under an Interim Advisory Agreement, the Adviser would continue to manage a Fund until a new advisory agreement was approved by stockholders or until the end of the 150-day period after termination of the Current Agreement, whichever would occur earlier. All fees earned by the Adviser under an Interim Advisory Agreement would be held in escrow pending shareholder approval of the Proposed Agreement. Upon approval of a new advisory agreement by stockholders, the escrowed management fees would be paid to the Adviser, and the Interim Advisory Agreement would terminate.

Information Regarding the Review and Approval of the Fund’s Current Advisory Agreement

The disinterested directors (the “directors”) of AB Core Opportunities Fund, Inc. (the “Fund”) unanimously approved the continuance of the Fund’s Advisory Agreement with the Adviser at a meeting held in-person on May 5-7, 2026 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the

34 AB Core Opportunities Fund	ABFunds.com

directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2024 and 2025 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is

ABFunds.com	AB Core Opportunities Fund 35

difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2026 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was lower than the median.

36 AB Core Opportunities Fund	ABFunds.com

They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional clients. In this regard, the Adviser noted, among other things, that, compared to institutional accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year. The Adviser had agreed to cap the Fund’s expenses, but the directors noted that the Fund’s expense ratio was currently below the level of the Adviser’s cap. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was below the median of a peer group and above the median of a peer universe. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

ABFunds.com	AB Core Opportunities Fund 37

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

38 AB Core Opportunities Fund	ABFunds.com

NOTES

ABFunds.com	AB Core Opportunities Fund 39

NOTES

40 AB Core Opportunities Fund	ABFunds.com

AB CORE OPPORTUNITIES FUND

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

CO-0152-0526

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no disagreements with accountants during the reporting period.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no shareholder meetings during the reporting period.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Aggregate remuneration paid to all Directors and advisory board members are included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Statement regarding basis for Approval of Investment Advisory Contract included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the registrant.

ITEM 19. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

19(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Core Opportunities Fund, Inc.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	July 29, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	July 29, 2026

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date:	July 29, 2026